Annual Total Returns - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIP International Index Portfolio	Apr. 30, 2025
VIP International Index Portfolio - Initial Class
Bar Chart Table:
Annual Return, Inception Date	Apr. 17, 2018
Annual Return 2019	21.53%
Annual Return 2020	10.69%
Annual Return 2021	7.72%
Annual Return 2022	(16.02%)
Annual Return 2023	16.16%
Annual Return 2024	5.11%
VIP International Index Portfolio - Service Class 2
Bar Chart Table:
Annual Return, Inception Date	Apr. 17, 2018
VIP International Index Portfolio - Service Class
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019